INCOME TAXES	12 Months Ended
Sep. 30, 2024
INCOME TAXES
INCOME TAXES

NOTE I – INCOME TAXES

The income tax provision (benefit) for the fiscal years ended September 30, 2024 and 2023 consists of the following:

	2024	2023
Federal:
Current	$—	$—
Deferred	5,874,000	(3,249,000)
	5,874,000	(3,249,000)
State and local:
Current	—	—
Deferred	417,000	(1,161,000)
	417,000	(1,161,000)
Foreign:
Current	—	—
Deferred	(11,000)	(121,000)
	—	—
Change in valuation allowance	(6,280,000)	4,531,000

Income tax provision (benefit)	$—	$—

The provision for income taxes differs from the amount of income tax determined by applying the applicable U.S. statutory rate to losses before income tax expense for the years ended September 30, 2024 and 2023 as follows:

	2024	2023
Statutory federal income tax rate	21.00%	21.00%
Statutory state and local income tax rate (1%, as of September 30, 2024 and 2023), net of federal benefit	10.19%	9.56%
Stock based compensation	2.04%	(1.76)%
Permanent differences related to warrants	20.33%	1.80%
Other permanent differences	(2.49)%	1.97%
Canada NOL	—%	1.28%
Federal R&D Credit	(2.43)%	9.93%
Adjustment for prior year’s NOLs	(137.65)%	—%
Change in deferred tax rate	(0.81)%	1.67%
Change in valuation allowance	89.82%	(45.45)%
Effective tax rate	0.00%	0.00%

NOTE I – INCOME TAXES, continued

Deferred income taxes result from temporary differences in the recognition of income and expenses for financial reporting purposes and for tax purposes. The tax effect of these temporary differences representing deferred tax asset and liabilities result principally from the following:

	September 30,
	2024	2023
Deferred tax assets (liabilities):
Stock based compensation	$1,309,000	$993,000
Depreciation and amortization	333,000	440,000
Net operating loss carry forward	18,463,000	25,250,000
Impairment of intangibles	222,000	227,000
Capitalized research and development	1,386,000	726,000
Lease liability	200,000	342,000
Tax credits	2,885,000	3,060,000
Other	141,000	324,000
Deferred tax assets	24,939,000	31,362,000
Intellectual property	(684,000)	(684,000)
ROU asset	(200,000)	(342,000)
	(884,000)	(1,026,000)
Less: valuation allowance	(24,739,000)	(31,020,000)
Net deferred tax liability	$(684,000)	$(684,000)

As of September 30, 2024, the Company has approximately $71,634,000 of Federal and $49,169,000 of State net operating loss “NOL” carryforwards available. Pursuant to Internal Revenue Code Section 382, the Company’s ability to utilize the NOLs is subject to certain limitations due to changes in stock ownership. The annual limitation ranges between $44,000 and $1,529,000 and any unused amounts can be carried forward to subsequent years. Based on a study of Section 382 of the Internal Revenue code conducted by the Company at September 30, 2024, the deferred tax asset related to Federal net operating loss carryforwards is decreased by $40,477,000 and the state net operating loss carryforwards is decreased by $16,849,000. The write off of the deferred tax asset and the corresponding reduction in valuation allowance has no impact to the consolidated balance sheet or statement of operations. The Federal NOLs generated in tax years beginning after 12/31/2017 have no expiration period due to the TCJA that was enacted in March 2020.

The Company has provided a full valuation allowance against all of the net deferred tax assets based on management’s determination that it is more likely than not that the net deferred tax assets will not be realized in the future. The valuation allowance decreased by 6,281,000.

The Company has Federal research and development credits of approximately $2,369,000 that will begin to expire after 2034. The Company also has state investment tax credits of $469,000 that will begin to expire after 2029.

On August 16, 2022, President Biden signed the Inflation Reduction Act, which is effective for tax years beginning on or after January 1, 2023 For tax years beginning after December 31, 2021 the Tax Cuts and Jobs Act of 2017 eliminated the option to deduct research and development expenditures as incurred and instead required taxpayers to capitalize and amortize them over five or fifteen years beginning in 2022. The Company included the impact of the research and development expenditures in its tax expense for the fiscal year ended September 30, 2024. The Company will continue to monitor the possible future impact of changes in tax legislation.